Income Taxes - Schedule of Income Tax Expense (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Income Taxes [Line Items]
Current taxes	$ 1,153	$ 1,048	$ 901
Deferred taxes	(11)	20	72
Income tax expense	1,142	1,068	973
Domestic Countries
Income Taxes [Line Items]
Current taxes	830	785	716
Deferred taxes	54	48	85
Foreign Countries
Income Taxes [Line Items]
Current taxes	323	263	185
Deferred taxes	$ (65)	$ (28)	$ (13)